EXPLORATION AND EVALUATION PROPERTIES (Details)	2 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2022 USD ($) ha Option	Dec. 31, 2017
Mineral Properties
Percentage of royalty payable		2.00%
South Railroad Project
Mineral Properties
Work commitments		$ 1,000,000
Current gross lease payment		$ 1,311,100
South Railroad Project | Minimum
Mineral Properties
Percentage of royalty payable		1.00%
South Railroad Project | Maximum
Mineral Properties
Percentage of royalty payable		5.00%
Percentage of royalty payable for ceratin claims		1.50%
Lewis Gold Project
Mineral Properties
Percentage of interest acquired			100.00%
Monitor Gold Corporation
Mineral Properties
Number of separate option agreements | Option		100
Area | ha		2,800
Cerro Quema
Mineral Properties
Term of agreement	20 years
Term of extension		10 years